Pension Plans and Other Postretirement Benefits Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets - Level 4 (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent		5.00%
Multi-employer plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense				$ 1
US Pension Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		$ 259	$ 241	216
Defined Benefit Plan, Service Cost		6	6
Defined Benefit Plan, Interest Cost		9	9
Defined Benefit Plan, Actuarial Gain (Loss)		8	14
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)		0	0
Defined Benefit Plan, Benefits Paid		(5)	(4)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments		0	0
Pension Benefits Fair Value of Plan Assets		154	122	114
Defined Benefit Plan, Actual Return on Plan Assets		19	7
Foreign currency exchange rate change		0	0
Defined Benefit Plan, Contributions by Employer		18	5
Defined Benefit Plan, Funded Status of Plan		(105)	(119)
Foreign Pension Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		241	207	184
Defined Benefit Plan, Service Cost		12	10	10
Defined Benefit Plan, Interest Cost		3	3	3
Defined Benefit Plan, Actuarial Gain (Loss)		(2)	18
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)		23	(3)
Defined Benefit Plan, Benefits Paid		(5)	(5)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments		0	0
Pension Benefits Fair Value of Plan Assets		42	35	34
Defined Benefit Plan, Actual Return on Plan Assets		3	0
Foreign currency exchange rate change		2	0
Defined Benefit Plan, Contributions by Employer		6	6
Defined Benefit Plan, Funded Status of Plan		(199)	(172)
United States Postretirement Benefit Plan of US Entity, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		35	53	86
Defined Benefit Plan, Service Cost	$ 1	1	1	2
Defined Benefit Plan, Interest Cost	$ 2	1	2	4
Defined Benefit Plan, Actuarial Gain (Loss)		0	(1)
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)		0	0
Defined Benefit Plan, Benefits Paid		(2)	(4)
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments		(18)	(31)
Pension Benefits Fair Value of Plan Assets		0	0	0
Defined Benefit Plan, Actual Return on Plan Assets		0	0
Foreign currency exchange rate change		0	0
Defined Benefit Plan, Contributions by Employer		2	4
Defined Benefit Plan, Funded Status of Plan		(35)	(53)
Foreign Postretirement Benefit Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation		1	1	0
Defined Benefit Plan, Service Cost		0	0
Defined Benefit Plan, Interest Cost		0	0
Defined Benefit Plan, Actuarial Gain (Loss)		0	1
Defined Benefit Plan, Foreign Currency Exchange Rate Gain (Loss)		0	0
Defined Benefit Plan, Benefits Paid		0	0
Defined Benefit Plan, Recognized Net Gain (Loss) Due to Settlements and Curtailments		0	0
Pension Benefits Fair Value of Plan Assets		0	0	$ 0
Defined Benefit Plan, Actual Return on Plan Assets		0	0
Foreign currency exchange rate change		0	0
Defined Benefit Plan, Contributions by Employer		0	0
Defined Benefit Plan, Funded Status of Plan		$ (1)	$ (1)
Maximum [Member] | Multi-employer plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension and Other Postretirement Benefit Expense					$ 1	$ 1